Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000221940 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221940 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000221940 [Member] | Azelis Group N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000221940 [Member] | Heineken Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221940 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221940 [Member] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221940 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221940 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221940 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221940 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221940 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000221940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000221940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000221940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000221940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000221940 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000221940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221940 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000221940 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221940 [Member] | Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000221940 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221940 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221940 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221940 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000221940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000249813 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249813 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249813 [Member] | Azelis Group N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249813 [Member] | Heineken Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249813 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249813 [Member] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249813 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249813 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249813 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249813 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249813 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249813 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000249813 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000249813 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000249813 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249813 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000249813 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249813 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249813 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000249813 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000249813 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000249813 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000249813 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000249813 [Member] | Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249813 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249813 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249813 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249813 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000249813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000025975 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025975 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025975 [Member] | Azelis Group N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025975 [Member] | Heineken Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025975 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025975 [Member] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025975 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025975 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025975 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025975 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025975 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025975 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025975 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000025975 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025975 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025975 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025975 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025975 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025975 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025975 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025975 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025975 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000025975 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025975 [Member] | Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025975 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025975 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025975 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025975 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000025975 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000227168 [Member] | U S Treasury Note 3 875 4 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000227168 [Member] | U S Treasury Note 3 500 2 28 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000227168 [Member] | U S Treasury Note 3 750 1 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000227168 [Member] | U S Treasury Note 3 625 12 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227168 [Member] | U S Treasury Note 1 250 4 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227168 [Member] | U S Treasury Note 3 500 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227168 [Member] | J P Morgan Mortgage Trust Series 2022 1 Class A4 2 500 7 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227168 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227168 [Member] | Freddie Mac Pool 1 500 3 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227168 [Member] | SCE Recovery Funding LLC 4 453 3 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227168 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227168 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000227168 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000227168 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000227168 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000227168 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227168 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000227168 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000227168 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000227168 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000227168 [Member] | U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000227168 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000207154 [Member] | U S Treasury Note 3 875 4 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000207154 [Member] | U S Treasury Note 3 500 2 28 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000207154 [Member] | U S Treasury Note 3 750 1 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000207154 [Member] | U S Treasury Note 3 625 12 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000207154 [Member] | U S Treasury Note 1 250 4 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000207154 [Member] | U S Treasury Note 3 500 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000207154 [Member] | J P Morgan Mortgage Trust Series 2022 1 Class A4 2 500 7 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000207154 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000207154 [Member] | Freddie Mac Pool 1 500 3 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000207154 [Member] | SCE Recovery Funding LLC 4 453 3 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000207154 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000207154 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000207154 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000207154 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000207154 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000207154 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207154 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000207154 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000207154 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000207154 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000207154 [Member] | U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000207154 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000262097 [Member] | U S Treasury Note 3 875 4 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000262097 [Member] | U S Treasury Note 3 500 2 28 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000262097 [Member] | U S Treasury Note 3 750 1 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000262097 [Member] | U S Treasury Note 3 625 12 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000262097 [Member] | U S Treasury Note 1 250 4 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000262097 [Member] | U S Treasury Note 3 500 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000262097 [Member] | J P Morgan Mortgage Trust Series 2022 1 Class A4 2 500 7 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000262097 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000262097 [Member] | Freddie Mac Pool 1 500 3 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000262097 [Member] | SCE Recovery Funding LLC 4 453 3 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000262097 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000262097 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000262097 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000262097 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000262097 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000262097 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000262097 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000262097 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000262097 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000262097 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000262097 [Member] | U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000262097 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%